Collaboration Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Collaboration Revenue

3. Collaboration Revenue

Deferred revenue primarily consists of consideration received for upfront and milestone payments in connection with the Company’s collaborators and prepayments for research and development services performed for collaborators. Deferred revenue consists of the following:

	September 30, 2013	December 31, 2012

Upfront and milestone payments	$65,846	$51,359
Prepaid research and development services	1,502	7,229
Other	44	48

Total	$67,392	$58,636

Current portion of deferred revenue	7,398	9,963
Long-term portion of deferred revenue	59,994	48,673

Total	$67,392	$58,636

Ziopharm Oncology, Inc. ECC

Effective January 6, 2011, the Company entered into a worldwide ECC with Ziopharm. Under the ECC, Ziopharm received a license to the Company’s technology platform within the field of oncology as defined more specifically in the agreement. Upon execution of the ECC, the Company received 3,636,926 shares of Ziopharm’s common stock valued at $17,457 as upfront consideration. The Company is entitled to additional shares of common stock representing the lesser of (i) the original shares received or (ii) the number of shares representing 7.495% of Ziopharm’s outstanding shares at the date of the dosing of the first patient in a Phase II clinical trial of a product candidate created, produced or developed by Ziopharm using the Company’s technology (“Ziopharm Milestone”). The Company receives reimbursement payments for research and development services provided and manufacturing services for Company materials provided to Ziopharm during the ECC. Subject to certain expense allocations, Ziopharm will pay the Company 50% of the quarterly net profits derived from the sale of products developed from the ECC. Ziopharm is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of product candidates. The term of the ECC commenced on January 6, 2011 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Ziopharm upon 90 days written notice to the Company provided that no voluntary termination by Ziopharm can be made during the first two years of the ECC. See Note 14 for additional transactions with Ziopharm.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, two clinical-stage product candidates, services to transition the two clinical-stage product candidates, participation on the joint steering committee (“JSC”), the research and development services, and any manufacturing services to be provided. The Company grouped the deliverables into three units of accounting based on the nature of the deliverables and the separation criteria: (i) the two clinical-stage product candidates and related services to transition these product candidates to Ziopharm (“Ziopharm Unit of Accounting 1”), which had standalone value to Ziopharm at inception of the ECC; (ii) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Ziopharm Unit of Accounting 2”), as these deliverables could not be separated; and (iii) manufacturing services to be provided for any Company materials in an approved product from the ECC (“Ziopharm Unit of Accounting 3”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Ziopharm Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on the two clinical programs that were transferred to Ziopharm to approximate the cost to recreate the deliverables included in this unit of accounting. In establishing BESP for Ziopharm Unit of Accounting 2, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Ziopharm to approximate the cost to recreate the deliverables included in this unit of accounting. The upfront consideration was allocated to Ziopharm Unit of Accounting 1 and Ziopharm Unit of Accounting 2 based on the relative selling price method. Ziopharm Unit of Accounting 3 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company. As a result of the relative selling price method, $1,115 of the upfront consideration was allocated to Ziopharm Unit of Accounting 1, all of which was recognized as collaboration revenue for the year ended December 31, 2011 since the Company had completed its obligations to deliver this unit of accounting. The remaining $16,342 of upfront consideration was allocated to Ziopharm Unit of Accounting 2 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $314 of this allocated amount as collaboration revenue in both of the three months ended September 30, 2013 and 2012, respectively, and $942 and $943 in the nine months ended September 30, 2013 and 2012, respectively. The remaining balance of $12,886 of upfront consideration allocated to Ziopharm Unit of Accounting 2 is recorded as deferred revenue at September 30, 2013.

The Company recognizes the reimbursement payments received for research and development services provided pursuant to the agreement in the period when the services are performed and collection is reasonably assured. On March 21, 2012, the Company received $10,000 from Ziopharm as a prepayment of research and development services to be provided in conjunction with the ECC. The Company recorded this amount as deferred revenue and recognizes collaboration revenue as services are performed. The Company recognized $2,122 and $2,137 of collaboration revenue for research and development services performed in the three months ended September 30, 2013 and 2012, respectively, of which $1,141 and $1,893 was applied against the $10,000 prepayment received, respectively. The Company recognized $5,843 and $5,095 of collaboration revenue for research and development services performed in the nine months ended September 30, 2013 and 2012, respectively, of which $4,862 and $3,900 was applied against the $10,000 prepayment received, respectively. A balance of $981 is included as related party receivables on the September 30, 2013 consolidated balance sheet. As of September 30, 2013 the entire balance of the prepayment had been used.

At inception of the agreement, the Company determined that the Ziopharm Milestone is not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. On October 24, 2012, the Ziopharm Milestone was achieved and the Company received 3,636,926 shares of Ziopharm’s common stock valued at $18,330 as milestone consideration, which is the sole milestone under this ECC. Since the Ziopharm Milestone was not substantive, the Company allocated the milestone consideration to Ziopharm Unit of Accounting 1 and Ziopharm Unit of Accounting 2 using the same relative selling price allocation as the upfront consideration. As a result, $1,171 of the milestone consideration was allocated to Ziopharm Unit of Accounting 1 and immediately recognized as collaboration revenue for the year ended December 31, 2012 and the remaining $17,159 was allocated to Ziopharm Unit of Accounting 2. The Company recognized $2,420 of the milestone consideration allocated to Ziopharm Unit of Accounting 2 as collaboration revenue at the date the Ziopharm Milestone was achieved, which represented the amount that would have been recognized from inception of the ECC through the milestone achievement date had the payment been received upfront. The remaining $14,739 was recorded as deferred revenue and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $330 and $990 of this deferred milestone consideration for the three and nine months ended September 30, 2013, respectively, and the remaining $13,529 is included as deferred revenue on the September 30, 2013 consolidated balance sheet.

Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Synthetic Biologics, Inc. ECCs

Effective November 18, 2011, the Company entered into a worldwide ECC with Synthetic Biologics, Inc. (“Synthetic Biologics”), a publicly traded company focused on the development of innovative disease-modifying medicines for serious illnesses. Under the ECC, at the transaction effective date, Synthetic Biologics received a license to the Company’s technology platform within a designated field (“Field One”). Upon execution of the ECC, the Company received 3,123,558 shares of Synthetic Biologics’ common stock valued at $1,687 as upfront consideration. The Company is entitled to additional shares of common stock representing the lesser of (i) the original shares received or (ii) the number of shares representing 9.995% of Synthetic Biologics’ outstanding shares at the date of the dosing of the first patient in a Phase II clinical trial of a product candidate created, produced or developed by Synthetic Biologics using the Company’s technology (“Synthetic Biologics Field One Milestone”). The Company will receive reimbursement payments for research and development services provided pursuant to the agreement and manufacturing services for Company materials provided to Synthetic Biologics during the ECC. Subject to certain expense allocations, Synthetic Biologics will pay the Company 50% of the quarterly net profits derived from the sale of products developed from the ECC. Synthetic Biologics is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of the product candidates. The term of the ECC commenced on November 18, 2011 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Synthetic Biologics upon 90 days written notice to the Company provided that no voluntary termination by Synthetic Biologics can be made during the first 18 months of the ECC. See Note 14 for a description of additional arrangements with Synthetic Biologics.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Synthetic Biologics Field One Unit of Accounting 1”), as these deliverables could not be separated, and (ii) manufacturing services to be provided for any Company materials in an approved product from the ECC (“Synthetic Biologics Field One Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Synthetic Biologics Field One Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Synthetic Biologics to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Synthetic Biologics Field One Unit of Accounting 1. Synthetic Biologics Field One Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company. The $1,687 of upfront consideration was allocated to Synthetic Biologics Field One Unit of Accounting 1 and was recognized over the expected life of the Company’s technology platform using a straight-line approach. On April 16, 2013, the Company terminated its ECC with Synthetic Biologics in Field One. As a result of this termination, all licenses granted by the Company under the ECC for use in Field One reverted back to the Company and the Company recognized the balance of deferred revenue associated with the upfront consideration as collaboration revenue in April 2013. The Company recognized $33 of collaboration revenue for the three months ended September 30, 2012 and $1,535 and $97 for the nine months ended September 30, 2013, and 2012, respectively.

On August 6, 2012, the Company entered into its second worldwide ECC with Synthetic Biologics. Under this ECC, at the transaction effective date, Synthetic Biologics received a license to the Company’s technology platform within a second designated field (“Field Two”). Upon Synthetic Biologics’ shareholders’ approval on October 5, 2012, the Company received a technology access fee of 3,552,210 shares of Synthetic Biologics common stock valued at $7,815 as upfront consideration. Upon the filing by Synthetic Biologics of an investigational new drug application with the U.S. Food and Drug Administration, or FDA, the Company will receive cash or common stock at the option of Synthetic Biologics valued at $2,000. Upon the first to occur of either the first commercial sale of a product developed under the ECC or the granting of regulatory approval of a product developed under the ECC, the Company will receive cash or common stock at the option of Synthetic Biologics valued at $3,000. The ECC initially targets three infectious diseases and Synthetic Biologics may elect to target up to five more infectious diseases by paying the Company a field expansion fee of $2,000 in either cash or common stock for each additional infectious disease selected. The regulatory milestones and field expansion fee(s) are referred to as the “Synthetic Biologics Field Two Milestones.” The Company receives reimbursement payments for research and development services provided pursuant to the agreement and manufacturing services for preclinical Company materials provided to Synthetic Biologics during the ECC. The Company has the option to propose, and Synthetic Biologics can select, the Company to be the bulk manufacturer of products developed from the ECC. On a quarterly basis, Synthetic Biologics will pay the Company royalties with percentages ranging from upper-single digits to lower double digits of net sales of products developed from the ECC. Synthetic Biologics is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on August 6, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Synthetic Biologics upon 90 days written notice to the Company provided that no voluntary termination by Synthetic Biologics can be made during the first 18 months of the ECC.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and the potential manufacturing services of a product(s) to be provided if the Company is elected as the manufacturer. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Synthetic Biologics Field Two Unit of Accounting 1”), as these deliverables could not be separated, and (ii) the potential manufacturing services to be provided for a product(s) from the ECC (“Synthetic Biologics Field Two Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Synthetic Biologics Field Two Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Synthetic Biologics to approximate the cost to recreate the deliverables included in this unit of accounting. All up-front consideration was allocated to Synthetic Biologics Field Two Unit of Accounting 1. Synthetic Biologics Field Two Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether any approved products would be developed and whether the Company is elected by Synthetic Biologics to be the manufacturer of any approved products. The $7,815 of upfront consideration was allocated to Synthetic Biologics Field Two Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $163 and $489 of collaboration revenue for the three and nine months ended September 30, 2013, respectively. The remaining $7,163 is recorded as deferred revenue at September 30, 2013.

At inception of the agreement, the Company determined that the Synthetic Biologics Field Two Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product net sales will be recognized when earned as the Company has determined that these sales based milestones are not considered a milestone payment under ASU 2010-17.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $176 and $71 of collaboration revenue for research and development services performed in the three months ended September 30, 2013 and 2012, respectively, for both ECCs and $865 and $194 in the nine months ended September 30, 2013 and 2012, respectively. On December 17, 2012, the Company received $2,500 from Synthetic Biologics as a prepayment of research and development services to be provided in conjunction with either of the two ECCs. The Company recorded this amount as deferred revenue and recognizes collaboration revenue as services are performed. All collaboration revenue recognized in the three and nine months ended September 30, 2013 was applied against the $2,500 prepayment received. The balance of $1,502 is included in deferred revenue on the September 30, 2013 consolidated balance sheet. Any remaining balance of this prepayment is refundable to Synthetic Biologics in the event both ECCs are terminated.

Elanco ECC

Effective November 28, 2011, the Company entered into a worldwide ECC with Elanco, the animal health division of Eli Lilly and Company (“Elanco”). The Company received cash upfront and is entitled to additional amounts up to an aggregate of $2,250 per product candidate based on the occurrence of separate performance, regulatory and sales-based milestones. The Company receives reimbursement payments for research services provided to Elanco during the ECC up to a certain maximum per calendar year. Elanco will pay the Company royalties with percentages ranging from mid-to-upper single digits to lower double digits based on net sales of products developed from the ECC. The term of the ECC commenced on November 28, 2011 and continues until terminated pursuant to the agreement. The ECC may be terminated by either party in the event of certain material breaches and may be voluntarily terminated in its entirety or on target-by-target basis upon 90 days written notice to the Company or 180 days written notice if the Company is performing research services on a product target.

The Company identified the deliverables at the inception of the ECC which are the license to the Company’s technology platform, participation on the ECC’s JSC, the research services and potential manufacturing services. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research services to be provided (“Elanco Unit of Accounting 1”), as these deliverables could not be separated, and (ii) if approved by Elanco, manufacturing services to be provided for any Company materials in an approved product from the ECC (“Elanco Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Elanco Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Elanco to approximate the cost to recreate the deliverables included in this unit of accounting. All the upfront consideration was allocated to Elanco Unit of Accounting 1. Elanco Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and whether the Company would be approved by Elanco to provide such manufacturing. The upfront consideration was allocated to Elanco Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach.

The Company recognizes the reimbursement payments received for research services provided pursuant to the agreement in the period when the services are performed and collection is reasonably assured. The Company recognized $90 and $51 of collaboration revenue for research and development services performed in the three months ended September 30, 2013 and 2012, respectively, and recognized $289 and $485 in the nine months ended September 30, 2013 and 2012, respectively, of which $91 is included as trade receivables on the September 30, 2013 consolidated balance sheet.

At inception of the agreement, the Company determined that the performance milestone is substantive and can be recognized when earned in accordance with ASU 2010-17 as the milestone met all the criteria required by ASU 2010-17 to be considered substantive. The regulatory milestone is not substantive as the milestone did not meet all of the criteria required by ASU 2010-17 to be considered substantive. The sales-based milestone and royalties will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Oragenics, Inc. ECCs

Effective June 5, 2012, the Company entered into a worldwide ECC with Oragenics, Inc. (“Oragenics”), a publicly traded company focused on becoming the world leader in novel antibiotics against infectious disease and probiotics for oral health for humans and pets. Under the ECC, at the transaction effective date, Oragenics received a license to the Company’s technology platform within the field of lantibiotics for the treatment of infectious diseases in humans and companion animals as defined more specifically in the agreement. Upon execution of the ECC, the Company received a technology access fee of 4,392,425 shares of Oragenics’ common stock valued at $6,588 as upfront consideration. The Company is entitled to receive additional shares of common stock, or at Oragenics’ option, receive a cash payment based upon the fair market value of the shares, upon the separate achievement of certain regulatory milestones of the first product candidate developed from the ECC (“Oragenics ECC 1 Milestones”). The Oragenics Milestones include: (i) 1% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the filing of the first Investigative New Drug Application with the U.S. Food and Drug Administration (“U.S. FDA”) for a product candidate created, produced or developed using the Company’s technology (“Oragenics ECC 1 Product”); (ii) 1.5% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the dosing of the first patient in the first Phase II clinical trial of an Oragenics ECC 1 Product; (iii) 2% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the dosing of the first patient in the first Phase III clinical trial of an Oragenics ECC 1 Product; (iv) 2.5% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the first New Drug Application or Biologics License Application with the U.S. FDA for an Oragenics ECC 2 Product, or alternatively the first equivalent regulatory filing with a foreign agency; and (v) 3% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the granting of the first regulatory approval of an Oragenics ECC 1 Product. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to Oragenics during the ECC. Oragenics will pay the Company 25% of the quarterly profits derived from the sale of products developed from the ECC.

Oragenics is responsible for funding the further development of lantibiotics toward the goal of commercialization, conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of the product candidates. The term of the ECC commenced on June 5, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Oragenics upon 90 days written notice to the Company provided that no voluntary termination by Oragenics can be made during the first 18 months of the ECC. See Note 14 for additional arrangements with Oragenics.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Oragenics ECC 1 Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“Oragenics ECC 1 Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Oragenics ECC 1 Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Oragenics to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Oragenics ECC 1 Unit of Accounting 1. Oragenics ECC 1 Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $6,588 of upfront consideration was allocated to Oragenics ECC 1 Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $138 and $137 of collaboration revenue for the three months ended September 30, 2013 and 2012, respectively, and $ 412 and $182 of collaboration revenue for the nine months ended September 30, 2013 and 2012, respectively. The remaining balance of $5,857 is recorded as deferred revenue at September 30, 2013.

At inception of the agreement, the Company determined that the Oragenics ECC 1 Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Effective September 30, 2013, the Company entered into its second worldwide ECC with Oragenics (“ECC 2”). Under this ECC 2, at the transaction effective date, Oragenics received a license to the Company’s technology platform to develop and commercialize probiotics, specifically the direct administration to humans of genetically modified probiotics for the treatment of diseases of the oral cavity, throat, sinus and esophagus as defined more specifically in the agreement. Upon execution of ECC 2, the Company received a technology access fee of 1,348,000 shares of Oragenics’ common stock valued at $3,503 and a $1,956 convertible promissory note maturing on or before December 31, 2013 as upfront consideration. Prior to the maturity date, Oragenics has the right to convert the promissory note into shares of Oragenics’ common stock subject to its shareholders’ approval. The conversion price is equal to the closing price of Oragenics’ common stock on the last trading day immediately prior to the date of conversion. The Company is entitled to receive additional shares of common stock, or at Oragenics’ option, receive a cash payment based upon the fair market value of the shares, upon the first instance of attainment of certain commercialization milestones of a product candidate developed from ECC 2 (“Oragenics ECC 2 Milestones”). The Oragenics ECC 2 Milestones include: (i) $2,000 within thirty days of the first instance of the achievement of the first dosing of a patient in a phase II clinical trial for an Oragenics product developed from ECC 2 (“Oragenics ECC 2 Product”); (ii) $5,000 within thirty days of the first instance of the achievement of the meeting of the primary endpoint in a phase III clinical trial for an Oragenics ECC 2 Product; and (iii) $10,000 within thirty days of the first instance of the achievement of the first to occur of (a) the first commercial sale of an Oragenics ECC 2 Product anywhere in the world, or (b) the regulatory approval for an Oragenics ECC 2 Product. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to Oragenics during ECC 2. Oragenics will pay the Company 10% of the net sales derived from the sale of products developed from ECC 2.

Oragenics is responsible for funding the further development of probiotics toward the goal of commercialization, conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of the product candidates. The term of ECC 2 commenced on September 30, 2013 and continues until terminated pursuant to ECC 2. ECC 2 may be terminated by either party in the event of certain material breaches defined in the agreement and following full payment of the technology access fee may be terminated voluntarily by Oragenics upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of ECC 2 which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Oragenics ECC 2 Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from ECC 2 (“Oragenics ECC 2 Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Oragenics ECC 2 Unit of Accounting 1, the Company used the accumulated costs incurred as of ECC 2 by the Company on its technology platform licensed to Oragenics to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Oragenics ECC 2 Unit of Accounting 1. Oragenics ECC 2 Unit of Accounting 2 was determined to be a contingent deliverable at the inception of ECC 2 due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $5,459 of upfront consideration, which is recorded as deferred revenue as of September 30, 2013, was allocated to Oragenics ECC 2 Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach.

At inception of ECC 2, the Company determined that the Oragenics ECC 2 Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $344 and $137 of collaboration revenue for research and development services performed in the three months ended September 30, 2013 and 2012, respectively and $1,057 and $137 in the nine months ended September 30, 2013 and 2012, respectively, of which $220 is included as related party receivables on the September 30, 2013 consolidated balance sheet.

Fibrocell Science, Inc. ECC

Effective October 5, 2012, the Company entered into an ECC with Fibrocell Science, Inc. (“Fibrocell”), a publicly traded, autologous cellular therapeutic company focused on the development of innovative products for aesthetic, medical and scientific applications. Under the ECC, at the transaction effective date, Fibrocell received a license to the Company’s technology platform to develop and commercialize genetically modified and non-genetically modified autologous fibroblasts and autologous dermal cells in the United States of America. Upon execution of the ECC, the Company received a technology access fee of 1,317,520 shares of Fibrocell’s common stock valued at $7,576 as upfront consideration. The number of shares received reflects a 1-for-25 reverse stock split of Fibrocell’s common stock effective April 30, 2013. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to Fibrocell during the ECC. On a quarterly basis, Fibrocell will pay the Company royalties of 7% of net sales up to $25,000 and 14% of net sales above $25,000 on each product developed from the ECC. If Fibrocell uses the Company’s technology platform to improve the production of a current or new Fibrocell products not developed from the ECC, Fibrocell will pay the Company a quarterly royalty equal to 33% of the cost of goods sold savings generated by the improvement. Fibrocell is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on October 5, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Fibrocell upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Fibrocell Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“Fibrocell Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Fibrocell Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Fibrocell to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Fibrocell Unit of Accounting 1. Fibrocell Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $7,576 of upfront consideration was allocated to Fibrocell Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $158 and $474 of collaboration revenue for the three and nine months ended September 30, 2013, respectively. The remaining balance of $6,944 is recorded as deferred revenue at September 30, 2013.

Effective June 28, 2013, the Company entered into an amendment to the ECC with Fibrocell. The amendment expands the field of use defined in the ECC agreement. Under the terms of the amendment to the ECC, the Company received 1,243,781 shares of Fibrocell’s common stock valued at $7,612 as a supplemental technology access fee, which is recorded as deferred revenue at September 30, 2013. These shares were received in July 2013. The Company allocated this additional consideration to Fibrocell Unit of Accounting 1 and will recognize it over the remaining expected life of the Company’s technology platform using a straight-line approach. The Company recognized $169 of collaboration revenue for both the three and nine months ended September 30, 2013. The remaining balance of $7,443 is recorded as deferred revenue at September 30, 2013.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $1,383 and $2,428 of collaboration revenue for research and development services performed in the three and nine months ended September 30, 2013, respectively, of which $1,041 is included as related party receivables on the September 30, 2013 consolidated balance sheet.

AmpliPhi ECC

Effective March 29, 2013, the Company entered into a worldwide ECC with AmpliPhi, a developer of bacteriophage-based antibacterial therapies to treat drug resistant infections. Under the ECC, at the transaction effective date, AmpliPhi received a license to the Company’s technology platform to develop and commercialize new bacteriophage-based therapies to target specific antibiotic resistant infections as defined more specifically in the agreement. Upon execution of the ECC, the Company received a technology access fee of 24,000,000 shares of AmpliPhi’s common stock valued at $2,400 as upfront consideration. The Company is entitled to additional consideration up to an aggregate amount of $7,500 per product payable either in cash or common stock at the option of AmpliPhi, upon the achievement of certain regulatory milestones (“AmpliPhi Milestones”). The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to AmpliPhi during the ECC. On a quarterly basis, AmpliPhi will pay the Company royalties with percentages ranging from upper-single digits to lower-double digits of net sales of products developed under the ECC. AmpliPhi is responsible for conducting preclinical and clinical development of product candidates, as well as other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on March 29, 2013 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined the agreement and may be terminated voluntarily by AmpliPhi upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“AmpliPhi Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“AmpliPhi Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for AmpliPhi Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to AmpliPhi to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to AmpliPhi Unit of Accounting 1. AmpliPhi Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $2,400 of upfront consideration was allocated to AmpliPhi Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $54 and $109 of collaboration revenue for the three and nine months ended September 30, 2013, respectively. The remaining balance of $2,291 is recorded as deferred revenue at September 30, 2013.

The Company recognizes the reimbursement payments received for research services as collaboration revenue in the period when the services are performed and collection is reasonably assured. The Company recognized $128 and $162 of collaboration revenue for research and development services performed in the three and nine months ended September 30, 2013, respectively, of which $67 is included as related party receivables on the September 30, 2013 consolidated balance sheet. At inception of the agreement, the Company determined that the AmpliPhi Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Genopaver ECC

Effective March 29, 2013, the Company entered into a worldwide ECC with Genopaver, a limited liability company formed by affiliates of Third Security, LLC (Note 14). Genopaver was formed for the purpose of entering into the ECC and developing and commercializing products in the field of the fermentative production of alkaloids through genetically modified cell-lines and substrate feeds for use as active pharmaceutical ingredients or as commercially sold intermediates in the manufacture of active pharmaceutical ingredients. Upon execution of the ECC, the Company received a technology access fee of $3,000 as upfront consideration. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC. Genopaver will pay the Company a royalty as a percentage in the lower-double digits on the quarterly gross profits of product sales from products developed under the ECC. Genopaver is responsible for the development and commercialization of the product candidates. The term of the ECC commenced on March 29, 2013 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Genopaver upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, and the research and development services to be provided. The Company grouped the deliverables into one unit of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Genopaver Unit of Accounting”), as the deliverables could not be separated. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Genopaver Unit of Accounting, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Genopaver to approximate the cost to recreate the deliverables included in the unit of accounting. The $3,000 of upfront consideration was allocated to the Genopaver Unit of Accounting and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $68 and $136 of collaboration revenue for the three and nine months ended September 30, 2013, respectively. The remaining balance of $2,864 is recorded as deferred revenue at September 30, 2013.

The Company recognizes the reimbursement payments received for research services as collaboration revenue in the period when the services are performed and collection is reasonably assured. The Company recognized $315 and $528 of collaboration revenue for research and development services performed in the three and nine months ended September 30, 2013, respectively, of which $241 is included as related party receivables on the September 30, 2013 consolidated balance sheet. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Soligenix ECC

Effective April 27, 2013, the Company entered into a worldwide ECC with Soligenix, Inc. (“Soligenix”), a clinical stage biopharmaceutical company focused on developing products to treat inflammatory diseases and biodefense countermeasures. Under the ECC, at the transaction effective date, Soligenix received a license to the Company’s technology platform to develop and commercialize human monoclonal antibody therapies for the treatment of melioidosis. Upon execution of the ECC, the Company received a technology access fee of 1,034,483 shares of Soligenix’s common stock valued at $1,331 as upfront consideration. The Company is entitled to additional consideration up to an aggregate amount of $7,000 per product payable either in cash or common stock at the option of Soligenix, upon the achievement of certain regulatory milestones (“Soligenix Milestones”). The Company receives reimbursement payments for research and development services and manufacturing services for Company materials provided to Soligenix during the term of the ECC. On a quarterly basis, Soligenix will pay the Company royalties with percentages ranging from upper-single digits to lower-double digits of net sales of products developed under the ECC. Soligenix is responsible for conducting preclinical and clinical development of product candidates, as well as other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on April 27, 2013 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined the agreement and may be terminated voluntarily by Soligenix upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Soligenix Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“Soligenix Unit of Accounting 2”), which have standalone value and are contingent due to the uncertainty of whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Soligenix Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Soligenix to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Soligenix Unit of Accounting 1. Soligenix Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainty of whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $1,331 of upfront consideration was allocated to Soligenix Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $30 and $50 of collaboration revenue for the three and nine months ended September 30, 2013, respectively. The remaining balance of $1,281 is recorded as deferred revenue at September 30, 2013.

The Company recognizes the reimbursement payments received for research services as collaboration revenue in the period when the services are performed and collection is reasonably assured. The Company recognized $13 of collaboration revenue for research and development services performed in the three and nine months ended September 30, 2013, all of which is included as related party receivables on the September 30, 2013 consolidated balance sheet. At inception of the agreement, the Company determined that the Soligenix Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

AquaBounty ECC

On February 14, 2013, the Company entered into an ECC with AquaBounty. The Company will be reimbursed for research and development services as provided for in the ECC agreement. In the event of product sales from a product developed from the ECC, the Company will receive 16.66% of quarterly gross profits for each product. All revenues and expenses related to this ECC will be eliminated in consolidation (Note 6).

S & I Ophthalmic ECC

On September 30, 2013, the Company entered into a worldwide ECC with S & I Ophthalmic, the joint venture between the Company and Sun Pharmaceutical Subsidiary (Note 7). The ECC grants S & I Ophthalmic an exclusive worldwide license to the Company’s technology platform to develop and commercialize therapies in humans for the treatment of ocular diseases defined more specifically in the agreement. The Company will be reimbursed for research and development services and manufacturing services as provided for in the ECC agreement. Subject to certain expense allocations, S & I Ophthalmic will pay the Company royalties with percentages ranging from mid-single digits and above of the net sales derived from the sale of products developed under the ECC.

4. Collaboration Revenue

Ziopharm Oncology, Inc. ECC

Effective January 6, 2011, the Company entered into a worldwide ECC with Ziopharm. Under the ECC, Ziopharm received a license to the Company’s technology platform within the field of oncology as defined more specifically in the agreement. Upon execution of the ECC, the Company received 3,636,926 shares of Ziopharm’s common stock valued at $17,457 as upfront consideration. The Company is entitled to additional shares of common stock representing the lesser of (i) the original shares received or (ii) the number of shares representing 7.495% of Ziopharm’s outstanding shares at the date of the dosing of the first patient in a Phase II clinical trial of a product candidate created, produced or developed by Ziopharm using the Company’s technology (“Ziopharm Milestone”). The Company receives reimbursement payments for research and development services provided and manufacturing services for Company materials provided to Ziopharm during the ECC. Subject to certain expense allocations, Ziopharm will pay the Company 50% of the quarterly net profits derived from the sale of products developed from the ECC. Ziopharm is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of product candidates. The term of the ECC commenced on January 6, 2011 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Ziopharm upon 90 days written notice to the Company provided that no voluntary termination by Ziopharm can be made during the first two years of the ECC. See Note 13 for additional transactions with Ziopharm.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, two clinical-stage product candidates, services to transition the two clinical-stage product candidates, participation on the joint steering committee (“JSC”), the research and development services, and any manufacturing services to be provided. The Company grouped the deliverables into three units of accounting based on the nature of the deliverables and the separation criteria: (i) the two clinical-stage product candidates and related services to transition these product candidates to Ziopharm (“Ziopharm Unit of Accounting 1”), which had standalone value to Ziopharm at inception of the ECC; (ii) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Ziopharm Unit of Accounting 2”), as these deliverables could not be separated; and (iii) manufacturing services to be provided for any Company materials in an approved product from the ECC (“Ziopharm Unit of Accounting 3”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Ziopharm Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on the two clinical programs that were transferred to Ziopharm to approximate the cost to recreate the deliverables included in this unit of accounting. In establishing BESP for Ziopharm Unit of Accounting 2, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Ziopharm to approximate the cost to recreate the deliverables included in this unit of accounting. The upfront consideration was allocated to Ziopharm Unit of Accounting 1 and Ziopharm Unit of Accounting 2 based on the relative selling price method. Ziopharm Unit of Accounting 3 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company. As a result of the relative selling price method, $1,115 of the upfront consideration was allocated to Ziopharm Unit of Accounting 1, all of which was recognized as collaboration revenue for the year ended December 31, 2011 since the Company had completed its obligations to deliver this unit of accounting. The remaining $16,342 of upfront consideration was allocated to Ziopharm Unit of Accounting 2 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $1,257 of this allocated amount as collaboration revenue in each of the years ended December 31, 2012 and December 31, 2011. The remaining balance of $13,828 of upfront consideration allocated to Ziopharm Unit of Accounting 2 is recorded as deferred revenue at December 31, 2012, of which $1,257 is expected to be recognized in 2013.

The Company recognizes the reimbursement payments received for research and development services provided pursuant to the agreement in the period when the services are performed and collection is reasonably assured. On March 21, 2012, the Company received $10,000 from Ziopharm as a prepayment of research and development services to be provided in conjunction with the ECC. The Company recorded this amount as deferred revenue and recognizes collaboration revenue as services are performed. The Company recognized $6,333 of collaboration revenue for research and development services performed in the year ended December 31, 2012, of which $5,138 was applied against the $10,000 prepayment received. The balance of $4,862 is included in deferred revenue on the December 31, 2012 consolidated balance sheet. Any remaining balance of this prepayment is refundable to Ziopharm in the event the ECC is terminated. The Company recognized $2,724 of collaboration revenue for research and development services performed in the year ended December 31, 2011, of which $215 is included in related party receivables on the December 31, 2011 consolidated balance sheet.

At inception of the agreement, the Company determined that the Ziopharm Milestone is not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. On October 24, 2012, the Ziopharm Milestone was achieved and the Company received 3,636,926 shares of Ziopharm’s common stock valued at $18,330 as milestone consideration, which is the sole milestone under this ECC. Since the Ziopharm Milestone was not substantive, the Company allocated the milestone consideration to Ziopharm Unit of Accounting 1 and Ziopharm Unit of Accounting 2 using the same relative selling price allocation as the upfront consideration. As a result, $1,171 of the milestone consideration was allocated to Ziopharm Unit of Accounting 1 and immediately recognized as collaboration revenue for the year ended December 31, 2012 and the remaining $17,159 was allocated to Ziopharm Unit of Accounting 2. The Company recognized $2,420 of the milestone consideration allocated to Ziopharm Unit of Accounting 2 as collaboration revenue at the date the Ziopharm Milestone was achieved, which represented the amount that would have been recognized from inception of the ECC through the milestone achievement date had the payment been received upfront. The remaining $14,739 was recorded as deferred revenue and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $220 of this deferred milestone consideration for the year ended December 31, 2012 and the remaining $14,519 is included as deferred revenue on the December 31, 2012 consolidated balance sheet of which $1,320 is expected to be recognized in 2013.

Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Synthetic Biologics, Inc. ECCs

Effective November 18, 2011, the Company entered into a worldwide ECC with Synthetic Biologics, Inc. (“Synthetic Biologics”), a publicly traded company focused on the development of innovative disease-modifying medicines for serious illnesses. Under the ECC, at the transaction effective date, Synthetic Biologics received a license to the Company’s technology platform within a designated field (“Field One”). Upon execution of the ECC, the Company received 3,123,558 shares of Synthetic Biologics’ common stock valued at $1,687 as upfront consideration. The Company is entitled to additional shares of common stock representing the lesser of (i) the original shares received or (ii) the number of shares representing 9.995% of Synthetic Biologics’ outstanding shares at the date of the dosing of the first patient in a Phase II clinical trial of a product candidate created, produced or developed by Synthetic Biologics using the Company’s technology (“Synthetic Biologics Field One Milestone”). The Company will receive reimbursement payments for research and development services provided pursuant to the agreement and manufacturing services for Company materials provided to Synthetic Biologics during the ECC. Subject to certain expense allocations, Synthetic Biologics will pay the Company 50% of the quarterly net profits derived from the sale of products developed from the ECC. Synthetic Biologics is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of the product candidates. The term of the ECC commenced on November 18, 2011 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Synthetic Biologics upon 90 days written notice to the Company provided that no voluntary termination by Synthetic Biologics can be made during the first 18 months of the ECC.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Synthetic Biologics Field One Unit of Accounting 1”), as these deliverables could not be separated, and (ii) manufacturing services to be provided for any Company materials in an approved product from the ECC (“Synthetic Biologics Field One Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Synthetic Biologics Field One Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Synthetic Biologics to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Synthetic Biologics Field One Unit of Accounting 1. Synthetic Biologics Field One Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company. The $1,687 of upfront consideration was allocated to Synthetic Biologics Field One Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $130 and $22 of collaboration revenue for the years ended December 31, 2012 and December 31, 2011, respectively. The remaining $1,535 is recorded as deferred revenue at December 31, 2012, of which $130 is expected to be recognized in 2013.

At inception of the agreement, the Company determined that the Synthetic Biologics Milestone is not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

On August 6, 2012, the Company entered into its second worldwide ECC with Synthetic Biologics. Under this ECC, at the transaction effective date, Synthetic Biologics received a license to the Company’s technology platform within a second designated field (“Field Two”). Upon Synthetic Biologics’ shareholders’ approval on October 5, 2012, the Company received a technology access fee of 3,552,210 shares of Synthetic Biologics common stock valued at $7,815 as upfront consideration. Upon the filing by Synthetic Biologics of an investigational new drug application with the U.S. Food and Drug Administration, or FDA, the Company will receive cash or common stock at the option of Synthetic Biologics valued at $2,000. Upon the first to occur of either the first commercial sale of a product developed under the ECC or the granting of regulatory approval of a product developed under the ECC, the Company will receive cash or common stock at the option of Synthetic Biologics valued at $3,000. The ECC initially targets three infectious diseases and Synthetic Biologics may elect to target up to five more infectious diseases by paying the Company a field expansion fee of $2,000 in either cash or common stock for each additional infectious disease selected. The regulatory milestones and field expansion fee(s) are referred to as the “Synthetic Biologics Field Two Milestones.” The Company receives reimbursement payments for research and development services provided pursuant to the agreement and manufacturing services for preclinical Company materials provided to Synthetic Biologics during the ECC. The Company has the option to propose, and Synthetic Biologics can select, the Company to be the bulk manufacturer of products developed from the ECC. On a quarterly basis, Synthetic Biologics will pay the Company royalties with percentages ranging from upper-single digits to lower double digits of net sales of products developed from the ECC. Synthetic Biologics is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on August 6, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Synthetic Biologics upon 90 days written notice to the Company provided that no voluntary termination by Synthetic Biologics can be made during the first 18 months of the ECC.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and the potential manufacturing services of a product(s) to be provided if the Company is elected as the manufacturer. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Synthetic Biologics Field Two Unit of Accounting 1”), as these deliverables could not be separated, and (ii) the potential manufacturing services to be provided for a product(s) from the ECC (“Synthetic Biologics Field Two Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Synthetic Biologics Field Two Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Synthetic Biologics to approximate the cost to recreate the deliverables included in this unit of accounting. All up-front consideration was allocated to Synthetic Biologics Field Two Unit of Accounting 1. Synthetic Biologics Field Two Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether any approved products would be developed and whether the Company is elected by Synthetic Biologics to be the manufacturer of any approved products. The $7,815 of upfront consideration was allocated to Synthetic Biologics Field Two Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $163 of collaboration revenue for the year ended December 31, 2012. The remaining $7,652 is recorded as deferred revenue at December 31, 2012, of which $651 is expected to be recognized in 2013.

At inception of the agreement, the Company determined that the Synthetic Biologics Field Two Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product net sales will be recognized when earned as the Company has determined that these sales based milestones are not considered a milestone payment under ASU 2010-17.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $327 of collaboration revenue for research and development services performed in the year ended December 31, 2012 for both ECCs with Synthetic Biologics. On December 17, 2012, the Company received $2,500 from Synthetic Biologics as a prepayment of research and development services to be provided in conjunction with the two ECCs. The Company recorded this amount as deferred revenue and recognizes collaboration revenue as services are performed. Of the $327 of collaboration revenue recognized in the year ended December 31, 2012, $133 was applied against the $2,500 prepayment received. The balance of $2,367 is included in deferred revenue on the December 31, 2012 consolidated balance sheet. Any remaining balance of this prepayment is refundable to Synthetic Biologics in the event both ECCs are terminated.

See Notes 13 and 16 for further discussion related to the Synthetic Biologics ECCs.

Elanco ECC

Effective November 28, 2011, the Company entered into a worldwide ECC with Elanco, the animal health division of Eli Lilly and Company (“Elanco”). The Company received cash upfront and is entitled to additional amounts up to an aggregate of $2,250 per product candidate based on the occurrence of separate performance, regulatory and sales-based milestones. The Company receives reimbursement payments for research services provided to Elanco during the ECC up to a certain maximum per calendar year. Elanco will pay the Company royalties with percentages ranging from mid-to-upper single digits to lower double digits based on net sales of products developed from the ECC. The term of the ECC commenced on November 28, 2011 and continues until terminated pursuant to the agreement. The ECC may be terminated by either party in the event of certain material breaches and may be voluntarily terminated in its entirety or on target-by-target basis upon 90 days written notice to the Company or 180 days written notice if the Company is performing research services on a product target.

The Company identified the deliverables at the inception of the ECC which are the license to the Company’s technology platform, participation on the ECC’s JSC, the research services and potential manufacturing services. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research services to be provided (“Elanco Unit of Accounting 1”), as these deliverables could not be separated, and (ii) if approved by Elanco, manufacturing services to be provided for any Company materials in an approved product from the ECC (“Elanco Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Elanco Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Elanco to approximate the cost to recreate the deliverables included in this unit of accounting. All the upfront consideration was allocated to Elanco Unit of Accounting 1. Elanco Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and whether the Company would be approved by Elanco to provide such manufacturing. The upfront consideration was allocated to Elanco Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach.

The Company recognizes the reimbursement payments received for research services provided pursuant to the agreement in the period when the services are performed and collection is reasonably assured. The Company recognized $587 of collaboration revenue for research and development services performed in the year ended December 31, 2012, of which $102 is included as trade receivables on the December 31, 2012 consolidated balance sheet.

At inception of the agreement, the Company determined that the performance milestone is substantive and can be recognized when earned in accordance with ASU 2010-17 as the milestone met all the criteria required by ASU 2010-17 to be considered substantive. The regulatory milestone is not substantive as the milestone did not meet all of the criteria required by ASU 2010-17 to be considered substantive. The sales-based milestone and royalties will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Oragenics, Inc. ECC

Effective June 5, 2012, the Company entered into a worldwide ECC with Oragenics, Inc. (“Oragenics”), a publicly traded company focused on becoming the world leader in novel antibiotics against infectious disease and probiotics for oral health for humans and pets. Under the ECC, at the transaction effective date, Oragenics received a license to the Company’s technology platform within the field of lantibiotics for the treatment of infectious diseases in humans and companion animals as defined more specifically in the agreement. Upon execution of the ECC, the Company received a technology access fee of 4,392,425 shares of Oragenics’ common stock valued at $6,588 as upfront consideration. The Company is entitled to receive additional shares of common stock, or at Oragenics’ option, receive a cash payment based upon the fair market value of the shares, upon the separate achievement of certain regulatory milestones of the first product candidate developed from the ECC (“Oragenics Milestones”). The Oragenics Milestones include: (i) 1% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the filing of the first Investigative New Drug Application with the U.S. Food and Drug Administration (“U.S. FDA”) for a product candidate created, produced or developed using the Company’s technology (“Oragenics Product”); (ii) 1.5% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the dosing of the first patient in the first Phase II clinical trial of an Oragenics Product; (iii) 2% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the dosing of the first patient in the first Phase III clinical trial of an Oragenics Product; (iv) 2.5% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the first New Drug Application or Biologics License Application with the U.S. FDA for an Oragenics Product, or alternatively the first equivalent regulatory filing with a foreign agency; and (v) 3% of Oragenics’ outstanding shares as defined in the ECC agreement at the date of the granting of the first regulatory approval of an Oragenics Product. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to Oragenics during the ECC. Oragenics will pay the Company 25% of the quarterly profits derived from the sale of products developed from the ECC.

Oragenics is responsible for funding the further development of lantibiotics toward the goal of commercialization, conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization or manufacturing of the product candidates. The term of the ECC commenced on June 5, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Oragenics upon 90 days written notice to the Company provided that no voluntary termination by Oragenics can be made during the first 18 months of the ECC. See Note 13 for additional arrangements with Oragenics.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Oragenics Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“Oragenics Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Oragenics Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Oragenics to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Oragenics Unit of Accounting 1. Oragenics Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $6,588 of upfront consideration was allocated to Oragenics Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $320 of collaboration revenue for the year ended December 31, 2012. The remaining balance of $6,268 is recorded as deferred revenue at December 31, 2012, of which $549 is expected to be recognized in 2013.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $516 of collaboration revenue for research and development services performed in the year ended December 31, 2012, of which $270 is included as related party receivables on the December 31, 2012 consolidated balance sheet.

At inception of the agreement, the Company determined that the Oragenics Milestones are not substantive and cannot be recognized when earned in accordance with ASU 2010-17 as the Milestone Method substantive criteria discussed in Note 2 were not met. Royalties related to product sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.

Fibrocell Science, Inc. ECC

Effective October 5, 2012, the Company entered into an ECC with Fibrocell Science, Inc. (“Fibrocell”), a publicly traded, autologous cellular therapeutic company focused on the development of innovative products for aesthetic, medical and scientific applications. Under the ECC, at the transaction effective date, Fibrocell received a license to the Company’s technology platform to develop and commercialize genetically modified and non-genetically modified autologous fibroblasts and autologous dermal cells in the United States of America. Upon execution of the ECC, the Company received a technology access fee of 1,317,520 shares of Fibrocell’s common stock valued at $7,576 as upfront consideration. The number of shares received reflects a 1-for-25 reverse stock split of Fibrocell’s common stock effective April 30, 2013. The Company receives reimbursement payments for research and development services provided pursuant to the agreement during the ECC and manufacturing services for Company materials provided to Fibrocell during the ECC. On a quarterly basis, Fibrocell will pay the Company royalties of 7% of net sales up to $25,000 and 14% of net sales above $25,000 on each product developed from the ECC. If Fibrocell uses the Company’s technology platform to improve the production of a current or new Fibrocell products not developed from the ECC, Fibrocell will pay the Company a quarterly royalty equal to 33% of the cost of goods sold savings generated by the improvement. Fibrocell is responsible for conducting preclinical and clinical development of product candidates, as well as for other aspects of commercialization and manufacturing of the product candidates. The term of the ECC commenced on October 5, 2012 and continues until terminated pursuant to the ECC agreement. The ECC may be terminated by either party in the event of certain material breaches defined in the agreement and may be terminated voluntarily by Fibrocell upon 90 days written notice to the Company.

The Company identified the deliverables at the inception of the ECC which include the license to the Company’s technology platform, participation on the JSC, the research and development services and any manufacturing services to be provided. The Company grouped the deliverables into two units of accounting based on the nature of the deliverables and the separation criteria: (i) the license to the Company’s technology platform, the Company’s participation on the JSC and research and development services to be provided (“Fibrocell Unit of Accounting 1”), as these deliverables could not be separated, and (ii) any manufacturing services to be provided for any Company materials in an approved product from the ECC (“Fibrocell Unit of Accounting 2”), which have standalone value and are contingent due to uncertainties on whether an approved product would be developed and require manufacturing by the Company. As VSOE and third party evidence of selling price was not available or practical, the BESP for each unit of accounting was determined using a historical cost approach due to the early stage of development of the Company’s technology. In establishing BESP for Fibrocell Unit of Accounting 1, the Company used the accumulated costs incurred as of the ECC by the Company on its technology platform licensed to Fibrocell to approximate the cost to recreate the deliverables included in this unit of accounting. All upfront consideration was allocated to Fibrocell Unit of Accounting 1. Fibrocell Unit of Accounting 2 was determined to be a contingent deliverable at the inception of the ECC due to the uncertainties surrounding whether an approved product would be developed and require manufacturing by the Company and whether the Company would elect to be the manufacturer. The $7,576 of upfront consideration was allocated to Fibrocell Unit of Accounting 1 and will be recognized over the expected life of the Company’s technology platform using a straight-line approach. The Company recognized $158 of collaboration revenue for the year ended December 31, 2012. The remaining balance of $7,418 is recorded as deferred revenue at December 31, 2012, of which $631 is expected to be recognized in 2013.

The Company recognizes the reimbursement payments received for research services in the period when the services are performed and collection is reasonably assured. The Company recognized $61 of collaboration revenue for research and development services performed in the year ended December 31, 2012, of which the entire amount is included as related party receivables on the December 31, 2012 consolidated balance sheet.

Royalties related to product net sales will be recognized when earned as the payments relate directly to products that have been fully developed and for which the Company has satisfied all of its obligations.